Related Party Transactions (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 02, 2024	May 14, 2024	Aug. 31, 2022	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Jul. 05, 2025	Jun. 13, 2024
Revenues				$ 19,458,110	$ 37,340,291	$ 104,418,809	$ 89,811,240
Accounts receivable				2,204,857		3,525,138	1,626,994
Principal amount						116,300,000
Chief Financial Officer [Member]
Notes payable						1,020,872
Accrued interest						48,121
Accrued salary									$ 1,167,750
Triple T [Member]
Notes payable						$ 479,109	404,120
Dr Khalid Bin Jabor Al Thani [Member]
Ownership percentage						51.00%
WC Crude [Member]
Periodic payment						$ 150,000
Payment for crude oil purchases						1,569,149	14,796,564
Deficiency payments						2,403,818	0
Revenue from related parties						$ 61,158	9,886,435
WC Crude [Member] | Tank Storage [Member]
Interest rate						10.00%
Spectra [Member]
Revenues							115,000
Accounts receivable						$ 137,000
Jorgan Development, LLC [Member]
Interest rate description			prime plus 3%
Jorgan [Member]
Notes payable						1,137,563	18,109,503
Number of shares issued	24,998
Crude LLC [Member]
Notes payable						1,802,868	1,350,000
Sellers [Member]
Number of shares issued	33,621
JBAH [Member]
Number of shares issued	253
WC Crude [Member] | Station Throughput Agreement [Member]
Revenue from related parties						1,734,306	427,844
WC Crude [Member] | Trucking Transportation Agreement [Member]
Revenue from related parties						11,895,108	3,756,097
Posse Monroe, LLC [Member] | Station Throughput Agreement [Member]
Revenue from related parties						759,000	189,750
James Ballengee [Member]
Notes payable						1,481,730	1,164,150
Interest rate		11.00%
Principal amount		$ 1,500,000
Accrued interest						139,175	43,880
Ballengee Holdings [Member]
Notes payable						500,000	500,000
Principal amount								$ 500,000
Accrued interest						61,956	$ 24,456
Meridian Equipment Leasing, LLC [Member]
Notes payable						6,701,887
Payment to related party						2,302,696
Wholly Owned Subsidiaries [Member]
Accounts receivable				$ 1,439,228		$ 1,439,228